Intangible Assets and Goodwill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets and Goodwill
Intangible assets and goodwill	R$ 5,307,563	R$ 5,427,676	R$ 5,538,368
Software [member]
Intangible Assets and Goodwill
Weighted average amortization rate	20.00%
Intangible assets and goodwill	R$ 114,701	80,721	96,045
Customer Portfolio [member]
Intangible Assets and Goodwill
Weighted average amortization rate	8.00%
Intangible assets and goodwill	R$ 722,652	823,183	922,105
Trademarks [member]
Intangible Assets and Goodwill
Weighted average amortization rate	5.00%
Intangible assets and goodwill	R$ 493,129	518,615	546,358
Trade Agreement
Intangible Assets and Goodwill
Weighted average amortization rate	8.00%
Intangible assets and goodwill	R$ 194,065	218,827	243,495
Platform content production [member]
Intangible Assets and Goodwill
Weighted average amortization rate	33.00%
Intangible assets and goodwill	R$ 56,101	48,370	24,294
Other Intangible assets [member]
Intangible Assets and Goodwill
Weighted average amortization rate	33.00%
Intangible assets and goodwill	R$ 6,207	7,281	7,282
In progress [member]
Intangible Assets and Goodwill
Weighted average amortization rate	0.00%
Intangible assets and goodwill	R$ 6,845	18,958	3,991
Goodwill [member]
Intangible Assets and Goodwill
Weighted average amortization rate	0.00%
Intangible assets and goodwill	R$ 3,713,863	3,711,721	R$ 3,694,798
Cost [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	6,321,387	6,237,063
Cost [member] | Software [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	336,687	263,432
Cost [member] | Customer Portfolio [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	1,198,455	1,201,074
Cost [member] | Trademarks [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	633,154	631,582
Cost [member] | Trade Agreement
Intangible Assets and Goodwill
Intangible assets and goodwill	243,114	247,622
Cost [member] | Platform content production [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	178,033	123,251
Cost [member] | Other Intangible assets [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	11,236	39,423
Cost [member] | In progress [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	6,845	18,958
Cost [member] | Goodwill [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	3,713,863	3,711,721
Accumulated amortization [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	(1,013,824)	(809,387)
Accumulated amortization [member] | Software [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	(221,986)	(182,711)
Accumulated amortization [member] | Customer Portfolio [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	(475,803)	(377,891)
Accumulated amortization [member] | Trademarks [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	(140,025)	(112,967)
Accumulated amortization [member] | Trade Agreement
Intangible Assets and Goodwill
Intangible assets and goodwill	(49,049)	(28,795)
Accumulated amortization [member] | Platform content production [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	(121,932)	(74,881)
Accumulated amortization [member] | Other Intangible assets [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	(5,029)	(32,142)
Accumulated amortization [member] | In progress [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	0	0
Accumulated amortization [member] | Goodwill [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	R$ 0	R$ 0